Debt Instruments - FV through profit or loss restricted assets (Details) - Financial assets at fair value through profit or loss category - Debt instruments. - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instrument in connection with OTC derivative transactions
Financial assets
Financial assets pledged as collateral	$ 4,472	$ 4,769
Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral	8,678	27,592
Financial instruments in connection with securities loans transactions | Central Bank, Lender
Financial assets
Financial assets pledged as collateral		27,301
Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral	$ 92,764	$ 74,548